Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AB SUSTAINABLE GLOBAL THEMATIC FUND, INC.
Entity Central Index Key	0000350181
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000027887
Shareholder Report [Line Items]
Fund Name	AB Sustainable Global Thematic Fund
Class Name	Advisor Class
Trading Symbol	ATEYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Sustainable Global Thematic Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ATEYX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$39	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%	[1]
AssetsNet	$ 1,477,670,625
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 5,024,001
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,477,670,625
# of Portfolio Holdings	49
Portfolio Turnover Rate	40%
Total Advisory Fees Paid (Net)	$5,024,001

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	31.8%
Industrials	20.0%
Financials	16.2%
Health Care	13.0%
Utilities	5.8%
Communication Services	3.0%
Energy	1.8%
Consumer Discretionary	1.1%
Materials	0.8%
Short-Term Investments	5.9%
Other assets less liabilities	0.6%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	56.8%
United Kingdom	6.0%
Brazil	5.6%
Canada	5.2%
Switzerland	4.1%
Italy	3.1%
Taiwan	3.1%
South Korea	2.5%
Hong Kong	2.3%
Austria	1.6%
China	1.5%
India	0.9%
Japan	0.8%
Short-Term Investments	5.9%
Other assets less liabilities	0.6%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Apple, Inc.	$63,850,243	4.3%
Microsoft Corp.	$59,370,123	4.0%
Prysmian SpA	$46,114,696	3.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	$45,750,866	3.1%
STERIS PLC	$45,495,450	3.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	$45,121,457	3.1%
NVIDIA Corp.	$45,107,062	3.1%
Rockwell Automation, Inc.	$45,061,736	3.0%
Waste Management, Inc.	$41,585,549	2.8%
Veralto Corp.	$40,171,429	2.7%
Total	$477,628,611	32.3%

Material Fund Change [Text Block]
C000027884
Shareholder Report [Line Items]
Fund Name	AB Sustainable Global Thematic Fund
Class Name	Class A
Trading Symbol	ALTFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Sustainable Global Thematic Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ALTFX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	1.02%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.02%	[2]
AssetsNet	$ 1,477,670,625
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 5,024,001
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,477,670,625
# of Portfolio Holdings	49
Portfolio Turnover Rate	40%
Total Advisory Fees Paid (Net)	$5,024,001

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	31.8%
Industrials	20.0%
Financials	16.2%
Health Care	13.0%
Utilities	5.8%
Communication Services	3.0%
Energy	1.8%
Consumer Discretionary	1.1%
Materials	0.8%
Short-Term Investments	5.9%
Other assets less liabilities	0.6%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	56.8%
United Kingdom	6.0%
Brazil	5.6%
Canada	5.2%
Switzerland	4.1%
Italy	3.1%
Taiwan	3.1%
South Korea	2.5%
Hong Kong	2.3%
Austria	1.6%
China	1.5%
India	0.9%
Japan	0.8%
Short-Term Investments	5.9%
Other assets less liabilities	0.6%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Apple, Inc.	$63,850,243	4.3%
Microsoft Corp.	$59,370,123	4.0%
Prysmian SpA	$46,114,696	3.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	$45,750,866	3.1%
STERIS PLC	$45,495,450	3.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	$45,121,457	3.1%
NVIDIA Corp.	$45,107,062	3.1%
Rockwell Automation, Inc.	$45,061,736	3.0%
Waste Management, Inc.	$41,585,549	2.8%
Veralto Corp.	$40,171,429	2.7%
Total	$477,628,611	32.3%

Material Fund Change [Text Block]
C000027886
Shareholder Report [Line Items]
Fund Name	AB Sustainable Global Thematic Fund
Class Name	Class C
Trading Symbol	ATECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Sustainable Global Thematic Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ATECX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$90	1.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.78%	[3]
AssetsNet	$ 1,477,670,625
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 5,024,001
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,477,670,625
# of Portfolio Holdings	49
Portfolio Turnover Rate	40%
Total Advisory Fees Paid (Net)	$5,024,001

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	31.8%
Industrials	20.0%
Financials	16.2%
Health Care	13.0%
Utilities	5.8%
Communication Services	3.0%
Energy	1.8%
Consumer Discretionary	1.1%
Materials	0.8%
Short-Term Investments	5.9%
Other assets less liabilities	0.6%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	56.8%
United Kingdom	6.0%
Brazil	5.6%
Canada	5.2%
Switzerland	4.1%
Italy	3.1%
Taiwan	3.1%
South Korea	2.5%
Hong Kong	2.3%
Austria	1.6%
China	1.5%
India	0.9%
Japan	0.8%
Short-Term Investments	5.9%
Other assets less liabilities	0.6%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Apple, Inc.	$63,850,243	4.3%
Microsoft Corp.	$59,370,123	4.0%
Prysmian SpA	$46,114,696	3.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	$45,750,866	3.1%
STERIS PLC	$45,495,450	3.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	$45,121,457	3.1%
NVIDIA Corp.	$45,107,062	3.1%
Rockwell Automation, Inc.	$45,061,736	3.0%
Waste Management, Inc.	$41,585,549	2.8%
Veralto Corp.	$40,171,429	2.7%
Total	$477,628,611	32.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At meetings held on August 5-6, 2025, the Board of Directors/Trustees of the Fund approved a reverse share split for Class C Shares of the Fund. The reverse share split was completed on October 20, 2025, resulting in a 1 for 1.5463 ratio. For more information on the reverse share split, please see the supplement to the Fund's statutory prospectus dated August 7, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000027890
Shareholder Report [Line Items]
Fund Name	AB Sustainable Global Thematic Fund
Class Name	Class I
Trading Symbol	AGTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Sustainable Global Thematic Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AGTIX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%	[4]
AssetsNet	$ 1,477,670,625
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 5,024,001
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,477,670,625
# of Portfolio Holdings	49
Portfolio Turnover Rate	40%
Total Advisory Fees Paid (Net)	$5,024,001

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	31.8%
Industrials	20.0%
Financials	16.2%
Health Care	13.0%
Utilities	5.8%
Communication Services	3.0%
Energy	1.8%
Consumer Discretionary	1.1%
Materials	0.8%
Short-Term Investments	5.9%
Other assets less liabilities	0.6%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	56.8%
United Kingdom	6.0%
Brazil	5.6%
Canada	5.2%
Switzerland	4.1%
Italy	3.1%
Taiwan	3.1%
South Korea	2.5%
Hong Kong	2.3%
Austria	1.6%
China	1.5%
India	0.9%
Japan	0.8%
Short-Term Investments	5.9%
Other assets less liabilities	0.6%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Apple, Inc.	$63,850,243	4.3%
Microsoft Corp.	$59,370,123	4.0%
Prysmian SpA	$46,114,696	3.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	$45,750,866	3.1%
STERIS PLC	$45,495,450	3.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	$45,121,457	3.1%
NVIDIA Corp.	$45,107,062	3.1%
Rockwell Automation, Inc.	$45,061,736	3.0%
Waste Management, Inc.	$41,585,549	2.8%
Veralto Corp.	$40,171,429	2.7%
Total	$477,628,611	32.3%

Material Fund Change [Text Block]
C000230903
Shareholder Report [Line Items]
Fund Name	AB Sustainable Global Thematic Fund
Class Name	Class Z
Trading Symbol	ATEZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Sustainable Global Thematic Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ATEZX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$36	0.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%	[5]
AssetsNet	$ 1,477,670,625
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 5,024,001
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,477,670,625
# of Portfolio Holdings	49
Portfolio Turnover Rate	40%
Total Advisory Fees Paid (Net)	$5,024,001

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	31.8%
Industrials	20.0%
Financials	16.2%
Health Care	13.0%
Utilities	5.8%
Communication Services	3.0%
Energy	1.8%
Consumer Discretionary	1.1%
Materials	0.8%
Short-Term Investments	5.9%
Other assets less liabilities	0.6%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	56.8%
United Kingdom	6.0%
Brazil	5.6%
Canada	5.2%
Switzerland	4.1%
Italy	3.1%
Taiwan	3.1%
South Korea	2.5%
Hong Kong	2.3%
Austria	1.6%
China	1.5%
India	0.9%
Japan	0.8%
Short-Term Investments	5.9%
Other assets less liabilities	0.6%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Apple, Inc.	$63,850,243	4.3%
Microsoft Corp.	$59,370,123	4.0%
Prysmian SpA	$46,114,696	3.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	$45,750,866	3.1%
STERIS PLC	$45,495,450	3.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	$45,121,457	3.1%
NVIDIA Corp.	$45,107,062	3.1%
Rockwell Automation, Inc.	$45,061,736	3.0%
Waste Management, Inc.	$41,585,549	2.8%
Veralto Corp.	$40,171,429	2.7%
Total	$477,628,611	32.3%

Material Fund Change [Text Block]

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized